SCHEDULE OF STOCK OPTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Options, Outstanding beginning balance		9,164,647	[1]	7,435,360
Weighted Average Exercise Price, Outstanding beginning balance		$ 2.49	[1]	$ 2.52
Stock Options, Granted		1,264,189		1,794,787
Weighted Average Exercise Price, Granted		$ 0.80		$ 2.29
Stock Options, Forfeited		(3,221,311)		(65,500)
Weighted Average Exercise Price, Forfeited		$ 2.34		$ 3.01
Stock Options, Exercised		(388,909)
Weighted Average Exercise Price, Exercised		$ 0.05
Stock Options, Outstanding ending balance	[1]			9,164,647
Weighted Average Exercise Price, Outstanding ending balance	[1]	$ 2.07		$ 2.49
Weighted Average Remaining Contractual Life (in years), Outstanding	[1]	14 years 9 months 7 days
Aggregate Intrinsic Value, Outstanding	[1]	$ 0
Stock Options, Exercisable		4,735,356
Weighted Average Exercise Price, Exercisable		$ 2.89
Aggregate Intrinsic Value, Exercisable		$ 0
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Options, Outstanding ending balance	[1]	6,818,616
Weighted Average Remaining Contractual Life (in years), Exercisable		14 years 7 months 13 days

[1]	Excluding RSUs of 1,700,000 and 74,001 for the years ended December 31, 2022 and 2021, respectively.